Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Loans, Including Fees	$ 38,613,540	$ 38,942,503	$ 39,716,269
Federal Funds Sold	3		14,561
Deposits with Other Banks	232,397	124,459	79,735
U.S. Government Agencies	6,717,827	5,263,741	4,235,207
State, County and Municipal	115,097	127,379	107,638
Corporate	87,387
Dividends on Other Investments	150,172	131,007	122,070
	45,916,423	44,589,089	44,275,480
Interest Expense
Deposits	4,758,073	4,781,228	4,856,673
Federal Funds Purchased	2,639	581	26
Borrowed Money	2,112,017	1,701,522	1,712,548
	6,872,729	6,483,331	6,569,247
Net Interest Income	39,043,694	38,105,758	37,706,233
Provision for Loan Losses	390,000	1,062,000	865,500
Net Interest Income After Provision for Loan Losses	38,653,694	37,043,758	36,840,733
Noninterest Income
Service Charges on Deposits	4,466,997	4,307,214	4,268,438
Other Service Charges, Commissions and Fees	3,040,262	2,802,651	2,627,157
Mortgage Fee Income	858,658	681,806	527,187
Securities Gains (Losses)		385,223	(11,466)
Other	1,368,648	1,376,860	1,633,205
	9,734,565	9,553,754	9,044,521
Noninterest Expenses
Salaries and Employee Benefits	19,222,594	18,482,693	17,589,631
Occupancy and Equipment	3,947,941	3,970,244	3,989,347
Directors’ Fees	298,100	348,755	358,291
Legal and Professional Fees	893,938	791,563	737,731
Foreclosed Property	363,519	1,143,518	1,682,783
FDIC Assessment	386,823	603,654	899,302
Advertising	349,722	609,892	624,844
Software	1,192,025	1,112,065	992,593
Telephone	813,592	737,063	710,038
ATM/Card Processing	1,467,411	1,136,122	1,061,262
Other	4,924,163	5,137,400	5,078,932
	33,859,828	34,072,969	33,724,754
Income Before Income Taxes	14,528,431	12,524,543	12,160,500
Income Taxes	6,777,453	3,851,333	3,787,803
Net Income	7,750,978	8,673,210	8,372,697
Preferred Stock Dividends	210,600	1,493,310	2,375,010
Net Income Available to Common Stockholders	$ 7,540,378	$ 7,179,900	$ 5,997,687
Net Income Per Share of Common Stock
Basic (in dollars per share)	$ 0.89	$ 0.85	$ 0.71
Diluted (in dollars per share)	0.87	0.84	0.71
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0.10	$ 0	$ 0
Weighted Average Shares Outstanding, Basic (in shares)	8,439,258	8,439,258	8,439,258
Weighted Average Shares Outstanding, Diluted (in shares)	8,633,581	8,513,295	8,458,461